UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

Series Identifier: S000009768

Class Identifier: C000026832

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore

Bingham McCutchen LLP

2020 K Street, N.W., Washington, DC 20006

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - June 30, 2008

Item 1.        Proxy Voting Record.

The Trust held no voting securities in its portfolio during the most recent twelve-month period ended June 30, 2008 and therefore no matter relating to a portfolio security was considered at any shareholder meeting held during the period covered by the report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s Stephen Coyle

Stephen Coyle

Chief Executive Officer

(Principal Executive Officer)

Date:	8/28/08

/s Erica Khatchadourian

Erica Khatchadourian

Chief Financial Officer

(Principal Financial Officer)

Date:	8/27/08